Stockholder's Deficit (FY) (Details)				9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 12, 2023	Oct. 06, 2021 USD ($) shares	Mar. 15, 2021 USD ($) shares	Sep. 30, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 25, 2023 shares
Stockholders' Equity [Abstract]
Preference shares, shares authorized (in shares)				1,000,000	1,000,000	1,000,000
Preference shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued (in shares)				0	0	0
Preference shares, shares outstanding (in shares)				0	0	0
Proceeds from issuance of ordinary share | $					$ 25,000	$ 0
Stock conversion basis of Class B to Class A Ordinary shares at time of initial Business Combination				1		1
As-converted percentage for Class A ordinary shares after conversion of Class B shares				20.00%		20.00%
Sponsor [Member]
Stockholders' Equity [Abstract]
Stock conversion basis of Class B to Class A Ordinary shares at time of initial Business Combination	1
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)				500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | Vote				1	1
Ordinary shares, shares issued (in shares)				0	0	0
Ordinary shares, shares outstanding (in shares)				0	0	0
Common stock subject to possible redemption (in shares)				5,702,791	23,000,000	23,000,000	17,297,209
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)				50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | Vote				1	1
Ordinary shares, shares issued (in shares)				5,750,000	5,750,000	5,750,000
Ordinary shares, shares outstanding (in shares)				5,750,000	5,750,000	5,750,000
Class B Common Stock [Member] | Sponsor [Member] | Founder Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares outstanding (in shares)		5,750,000
Proceeds from issuance of ordinary share | $			$ 25,000	$ 25,000
Shares issued (in shares)			7,187,500	5,750,000
Ownership interest, as converted percentage			20.00%
Number of shares surrender for no consideration (in shares)		1,437,500
Shares surrendered, consideration | $		$ 0
Stock conversion basis of Class B to Class A Ordinary shares at time of initial Business Combination				1		1